Commitments and contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
Note 23 - Commitments and Contingencies
Transocean Transaction
On March 15, 2017, the Company entered into an agreement and a signed letter of intent to acquire fifteen high specification jack-up drilling rigs from Transocean Inc ("Transocean"). The transaction consisted of Transocean's entire jack-up fleet, comprising eight rig owning companies in Transocean's fleet and five newbuildings under construction at Seatrium, Singapore.
Of the five newbuildings acquired in connection with the Transocean Transaction, as of December 31, 2023 two rigs were delivered ("Saga", "Skald") in 2018, one was sold ("Tivar") in 2022 and two remain under construction ("Vale" and "Var"). We have an option to accept delivery financing from Seatrium with respect to “Vale” and “Var”. In June 2020, we agreed to defer the delivery of these two rigs to the third quarter of 2022, in January 2021, we agreed to defer delivery dates to the third quarter of 2023 and in October 2022, we agreed to further defer delivery dates to the second and third quarter of 2025. In September 2023, we entered into an executed agreement with Seatrium to amend the Construction Contract for the two rigs and give notice to expedite their delivery dates, on a best efforts basis only, to August 2024 and November 2024, respectively, in consideration for an additional payment of $12.5 million (acceleration costs) per rig on each respective delivery date. The remaining contracted installments for these two rigs under construction, payable on delivery are approximately $319.8 million as of December 31, 2023 ($294.8 million as of December 31, 2022).
Acquisition of Seatrium Rigs
In May 2018, the Company signed a master agreement to acquire five premium newbuild jack-up drilling rigs from Seatrium. In October 2019, January 2020 and April 2020 we took delivery of the new jack-up rigs “Hermod”, "Heimdal" and "Hild", respectively. In 2022 the delivery dates of the two remaining rigs were amended to 2023 and subsequently, the rigs "Huldra" and "Heidrun" were sold. The remaining contracted installments for these two rigs under construction, payable on delivery are nil as of December 31, 2023 and 2022.
The Company has the following delivery installment commitments:

	As of December 31,
(In $ millions)	2023	2022
Delivery installments for jack-up drilling rigs	319.8	294.8
Total	319.8	294.8
The following table sets forth when our delivery installment commitments fall due as of December 31, 2023:

(In $ millions)	Less than 1 year	1-3 years	Total
Delivery installments for jack-up rigs	319.8	—	319.8
Other commercial commitments
We have other commercial commitments which contractually obligate us to settle with cash under certain circumstances. Bank and parent company guarantees entered into between certain customers and governmental bodies guarantee our performance regarding certain drilling contracts, customs import duties and other obligations in various jurisdictions.
The Company has the following guarantee commitments:

	As of December 31,
(In $ millions)	2023	2022
Bank guarantees and performance bonds(1)	29.0	9.7
Total	29.0	9.7
(1) In April 2023, the Company entered into a facility with DNB Bank ASA to provide guarantees and letters of credit of up to $25.0 million collateralized by the rigs that secure the $175.0 million facility, enabling the Company to free up the restricted cash that used to be collateralized for guarantees and recognized in the Consolidated Balance Sheets as restricted cash. In August 2023, we amended our $25.0 million guarantee facility provided by DNB Bank ASA temporarily increasing the facility to $40.0 million until December 31, 2023. In November 2023, the Company entered into a new facility with DNB Bank ASA to provide guarantees and letters of credit of up to $30.0 million collateralized by the same security that secures the Notes. As a result, no restricted cash is supporting bank guarantees as at December 31, 2023 ($10.1 million at December 31, 2022). See Note 12 - Restricted Cash.
As of December 31, 2023, the expected expiration dates of these obligations are as follows:

(In $ millions)	Less than 1 year	1-3 years	Thereafter	Total
Bank guarantees and performance bonds	12.1	11.3	5.6	29.0
Assets pledged as collateral

	As of December 31,
(In $ millions)	2023	2022
Book value of jack-up rigs pledged as collateral for debt facilities	2,578.3	2,396.2